Commitments and Contingencies (Narrative) (Details)		1 Months Ended			12 Months Ended
	Jul. 09, 2012 CNY (¥)	Nov. 26, 2014 CNY (¥)	Jan. 21, 2014 CNY (¥)	Jan. 21, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Rental expenses					¥ 291,000	$ 42,000	¥ 206,000	¥ 436,000
Capital commitments for purchase of property, plant and equipment					¥ 541,000				$ 78,000
Loss Contingency Damages Interest Sought Value			¥ 2,332
Loss Contingency, Lawsuit Filing Date			January 21, 2014	January 21, 2014
Loss Contingency, Damages Sought, Value	¥ 953	¥ 618	¥ 4,138	$ 500
Loss Contingency, Actions Taken by Defendant					Shandong Fuwei filed an appeal against the judgment in the First Intermediate Peoples Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District Peoples Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.	Shandong Fuwei filed an appeal against the judgment in the First Intermediate Peoples Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District Peoples Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.